CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	55,536,292	44,103,743
Common stock, outstanding	55,536,292	44,103,743
Series A Convertible preferred stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized	5,000,000	5,000,000
Convertible preferred stock, issued	97,663	97,663
Convertible preferred stock, outstanding	97,663	97,663
Convertible preferred stock, liquidation preference	$ 97,663	$ 97,663
Series B Convertible preferred stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized	5,000,000	5,000,000
Convertible preferred stock, issued	65,784	65,784
Convertible preferred stock, outstanding	65,784	65,784
Convertible preferred stock, liquidation preference	65,784	65,784
Series D Convertible preferred stock
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, authorized	2,000,000	2,000,000
Convertible preferred stock, issued	3,300	3,315
Convertible preferred stock, outstanding	3,300	3,315
Convertible preferred stock, liquidation preference	$ 3,300,000	$ 3,315,000